Investment Securities - Schedule of Investment Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Securities Available-for-Sale
Amortized Cost	$ 1,262,761	$ 1,436,714
Gross Unrealized/Unrecognized Holding Gains	7,687	10,366
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	12,309	10,814
Estimated Fair Value	1,258,139	1,436,266
Securities Held-to-Maturity
Securities held-to-maturity, at amortized cost (fair value of $256,672 and $151,428 at December 31, 2016 and 2015, respectively)	259,833	149,302
Gross Unrealized/Unrecognized Holding Gains	2,074	2,260
Gross Unrealized/Unrecognized Holding Losses	5,235	134
Estimated Fair Value	256,672	151,428
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Securities Available-for-Sale
Amortized Cost	270,000	527,605
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	2,467	5,542
Estimated Fair Value	267,533	522,063
Obligations of States and Political Subdivisions
Securities Held-to-Maturity
Securities held-to-maturity, at amortized cost (fair value of $256,672 and $151,428 at December 31, 2016 and 2015, respectively)	188,622	48,190
Gross Unrealized/Unrecognized Holding Gains	977	734
Gross Unrealized/Unrecognized Holding Losses	5,148
Estimated Fair Value	184,451	48,924
U.S. Government sponsored entity asset-backed securities
Securities Available-for-Sale
Amortized Cost	991,642	907,989
Gross Unrealized/Unrecognized Holding Gains	5,372	8,776
Available-for-sale Securities, Accumulated Gross Unrealized Loss, before Tax	9,842	5,272
Estimated Fair Value	987,172	911,493
Securities Held-to-Maturity
Securities held-to-maturity, at amortized cost (fair value of $256,672 and $151,428 at December 31, 2016 and 2015, respectively)	71,211	101,112
Gross Unrealized/Unrecognized Holding Gains	1,097	1,526
Gross Unrealized/Unrecognized Holding Losses	87	134
Estimated Fair Value	72,221	102,504
Equity securities
Securities Available-for-Sale
Amortized Cost	1,119	1,120
Gross Unrealized/Unrecognized Holding Gains	2,315	1,590
Estimated Fair Value	$ 3,434	$ 2,710